Segment Information	12 Months Ended
Dec. 31, 2021
Disclosure Of Entity's Operating Segments [Abstract]
Segment Information	Segment Information
For the year ended December 31, 2021, the Partnership's operations were organized into five (December 31, 2020 - five, December 31, 2019 - six, including the Conventional segment) operating segments: FPSO, Shuttle Tanker, FSO, UMS and Towage. During the three months ended March 31, 2019, the Partnership redelivered its two in-chartered conventional tankers to their owners and ceased operations in the conventional tanker segment.
These operating segments are regularly reviewed by the Partnership's CODM for the purpose of allocating resources to the segment and to assess its performance. The key measure used by the CODM in assessing performance and in making resource allocation decisions is Adjusted EBITDA, which is calculated as net income (loss) before interest expense, interest income, income tax expense, and depreciation and amortization, adjusted to exclude certain items whose timing or amount cannot be reasonably estimated in advance or that are not considered representative of core operating performance. Such adjustments include impairment expenses, gain (loss) on dispositions, net, unrealized gain (loss) on derivative instruments, foreign currency exchange gain (loss) and certain other income or expenses. Adjusted EBITDA also excludes: realized gain or loss on interest rate swaps, as management, in assessing the Partnership's performance, views these gains or losses as an element of interest expense; realized gain or loss on derivative instruments resulting from amendments or terminations of the underlying instruments; realized gain or loss on foreign currency forward contracts; and equity-accounted income (loss). Adjusted EBITDA also includes the Partnership's proportionate share of Adjusted EBITDA from its equity-accounted investments and excludes the non-controlling interests' proportionate share of Adjusted EBITDA. The Partnership does not have control over the operations of, nor does it have any legal claim to the revenues and expenses of its equity-accounted investments. Consequently, the cash flow generated by the Partnership’s equity-accounted investments may not be available for use by the Partnership in the period that such cash flows are generated.
Adjusted EBITDA is also used by external users of the Partnership's consolidated financial statements, such as investors and the Partnership’s controlling unitholder.
The following tables include the results for the Partnership’s reportable segments for the periods presented in these consolidated financial statements:

Year Ended December 31, 2021	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Eliminations(4)	Total
Revenues	489,878	513,495	75,405	895	80,134	(8,547)	1,151,260
Direct operating costs	(279,677)	(245,753)	(30,292)	(3,069)	(67,632)	(28,157)	(654,580)
General and administrative(1)	(30,521)	(30,180)	(4,360)	(5,252)	(2,346)	31,889	(40,770)
Adjusted EBITDA from equity-accounted investments(2)	95,880	—	—	—	—	—	95,880
Adjusted EBITDA attributable to non-controlling interests	—	162	9	—	—	—	171
Adjusted EBITDA	275,560	237,724	40,762	(7,426)	10,156	(4,815)	551,961

Year Ended December 31, 2020	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Eliminations(4)	Total
Revenues	483,297	542,691	113,867	1,828	45,991	(5,564)	1,182,110
Direct operating costs	(266,299)	(237,165)	(45,448)	(5,810)	(45,636)	(27,434)	(627,792)
General and administrative(1)	(39,753)	(17,942)	(8,459)	(3,564)	(7,640)	32,998	(44,360)
Realized loss on foreign currency forward contracts	—	(2,405)	—	—	—	1,095	(1,310)
Adjusted EBITDA from equity-accounted investments(2)	101,352	—	—	—	—	—	101,352
Adjusted EBITDA attributable to non-controlling interests	—	(10,988)	311	—	—	—	(10,677)
Adjusted EBITDA(3)	278,597	274,191	60,271	(7,546)	(7,285)	1,095	599,323

Year Ended December 31, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Segment	Corporate/Eliminations(4)	Total
Revenues	477,596	549,587	140,117	2,940	74,726	7,972	—	1,252,938
Direct operating costs	(230,012)	(230,946)	(40,457)	(1,292)	(68,013)	(9,304)	(26,667)	(606,691)
General and administrative(1)	(44,701)	(22,267)	(6,946)	(6,100)	(1,475)	(104)	26,666	(54,927)
Realized loss on foreign currency forward contracts	—	(2,574)	—	—	—	—	(2,480)	(5,054)
Adjusted EBITDA from equity-accounted investments(2)	98,294	—	—	—	—	—	—	98,294
Adjusted EBITDA attributable to non-controlling interests	—	(10,861)	(500)	—	—	—	—	(11,361)
Adjusted EBITDA(3)	301,177	282,939	92,214	(4,452)	5,238	(1,436)	(2,481)	673,199
(1)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
(2)Adjusted EBITDA from equity-accounted investments represents the Partnership's proportionate share of Adjusted EBITDA from equity-accounted vessels.
(3)The 2020 and 2019 comparative information has been restated as a result of the Partnership's modification of its cost allocations between its operating segments. The modifications have been deemed to not be material for all operating segments and all periods presented. Refer to Note 2x) for further information.
(4)Includes revenues earned and direct operating costs incurred between segments of the Partnership of $9.2 million and $9.2 million, respectively, for the year ended December 31, 2021 (December 31, 2020 - $5.5 million and $5.6 million, respectively, December 31, 2019 - $nil and $nil, respectively)

The following table includes reconciliations of Adjusted EBITDA to net income (loss) for the periods presented in these consolidated financial statements:

	Year Ended December 31,
	2021	2020	2019
	$	$	$
Adjusted EBITDA	551,961	599,323	673,199
Depreciation and amortization(1)	(313,120)	(316,317)	(358,474)
Interest expense(2)	(206,176)	(192,723)	(205,667)
Interest income	91	2,770	5,111
Expenses and gains (losses) relating to equity-accounted investments(3)	(70,818)	(65,431)	(64,526)
Impairment expense, net(4)	(116,420)	(268,612)	(187,680)
Gain (loss) on dispositions, net(5)	10,502	3,411	12,548
Realized and unrealized gain (loss) on derivative instruments(6)	15,732	(95,189)	(29,628)
Foreign currency exchange gain (loss)	(825)	(7,861)	2,193
Gain (loss) on modification of financial liabilities, net	(45,920)	—	(8,332)
Other income (expenses), net	48,323	(10,472)	(1,345)
Adjusted EBITDA attributable to non-controlling interests	(171)	10,677	11,361
Income (loss) before income tax (expense) benefit	(126,841)	(340,424)	(151,240)
Income tax (expense) benefit
Current	(4,603)	(6,543)	(4,666)
Deferred	(5,006)	804	(3,161)
Net income (loss)	(136,450)	(346,163)	(159,067)
(1)Depreciation and amortization by segment for the year ended December 31, 2021 is as follows: FPSO $92.2 million, Shuttle Tanker $172.7 million, FSO $25.2 million, UMS $2.3 million and Towage $17.8 million (December 31, 2020 - FPSO $93.7 million, Shuttle Tanker $162.9 million, FSO $38.0 million, UMS $2.3 million and Towage $17.9 million; December 31, 2019 - FPSO $109.9 million, Shuttle Tanker $184.1 million, FSO $43.3 million, UMS $3.4 million and Towage $17.8 million).
(2)Interest expense by segment for the year ended December 31, 2021 is as follows: FPSO $24.4 million, Shuttle Tanker $81.6 million, FSO $2.4 million, UMS $0.7 million, Towage $5.2 million and Corporate/Eliminations $91.9 million (December 31, 2020 - FPSO $35.7 million, Shuttle Tanker $71.2 million, FSO $6.7 million, UMS $1.2 million, Towage $7.2 million and Corporate/Eliminations $70.7 million; December 31, 2019 - FPSO $48.1 million, Shuttle Tanker $66.9 million, FSO $8.6 million, UMS $2.2 million, Towage $10.8 million, Corporate/Eliminations $69.1 million).
(3)Includes depreciation and amortization, interest expense, interest income, realized and unrealized gain (loss) on derivative instruments, foreign currency exchange gain (loss) and income tax (expense) benefit relating to equity-accounted investments. The sum of (a) Adjusted EBITDA from equity-accounted investments and (b) expenses and gains (losses) relating to equity-accounted investments from this table equals the amount of equity-accounted income (loss) included on the Partnership's consolidated statements of income (loss).
(4)Impairment expense, net by segment for the year ended December 31, 2021 is as follows: FPSO $116.4 million (December 31, 2020 - FPSO $156.7 million, Shuttle Tanker $35.3 million, FSO $53.7 million and Towage $22.9 million; December 31, 2019 - FPSO $136.6 million, Shuttle Tanker $15.3 million and UMS $35.7 million). (See Note 10 for additional information).
(5)Gain (loss) on dispositions, net by segment for the year ended December 31, 2021 is as follows: Shuttle Tanker $3.6 million and FSO $6.9 million (December 31, 2020 - FPSO $(0.1) million, Shuttle Tanker $(1.9) million and FSO $5.4 million, December 31, 2019 - Shuttle Tanker $1.3 million and FSO $11.2 million). (See Note 7 for additional information).
(6)Excludes the realized loss on foreign currency forward contracts for the years ended December 31, 2020 and December 31, 2019.

Segment Assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including equity-accounted investments, attributable to each segment.
A reconciliation of the Partnership's asset by reportable operating segment as at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
	$	$
FPSO segment	963,625	1,221,316
Shuttle tanker segment	2,093,467	2,115,080
FSO segment	198,703	244,507
UMS segment	58,900	100,254
Towage segment	308,621	303,302
Conventional tanker segment	—	—
Corporate/Other
Cash and cash equivalents and restricted cash	255,756	369,123
Other assets	5,652	32,049
Total assets	3,884,724	4,385,631

Revenues from External Customers
The table below summarize the Partnership's segment revenue by geography based on the operating location of the Partnership's assets for the years ended December 31, 2021, 2020 and 2019:

Year Ended December 31, 2021	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Eliminations (2)	Total
Revenues from contracts with customers
Norway(1)	144,743	110,809	23,098	895	—	274	279,819
Brazil(1)	40,358	34,233	—	—	—	—	74,591
Netherlands	—	—	—	—	80,134	(8,821)	71,313
Canada	—	49,150	—	—	—	—	49,150
United Kingdom(1)	110,634	—	—	—	—	—	110,634
Other	—	1,611	11,068	—	—	—	12,679
Total revenues from contracts with customers	295,735	195,803	34,166	895	80,134	(8,547)	598,186
Other revenues
Norway(1)	153,448	170,165	27,276	—	—	—	350,889
Brazil(1)	36,298	65,757	—	—	—	—	102,055
Canada	—	60,216	—	—	—	—	60,216
United Kingdom(1)	4,397	—	—	—	—	—	4,397
Other	—	21,554	13,963	—	—	—	35,517
Total other revenues	194,143	317,692	41,239	—	—	—	553,074
Total revenues	489,878	513,495	75,405	895	80,134	(8,547)	1,151,260
(1)Reference to Norway, the United Kingdom and Brazil are to income from activities occurring on the Norwegian, United Kingdom and Brazilian continental shelves respectively.
(2)    Includes revenues earned between segments of the Partnership, during the year ended December 31, 2021.

Year Ended December 31, 2020	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Eliminations (2)	Total
Revenues from contracts with customers
Norway(1)	120,032	109,413	17,088	1,828	—	—	248,361
Brazil(1)	48,484	25,578	—	—	—	—	74,062
Netherlands	—	—	—	—	45,991	(5,564)	40,427
Canada	—	48,097	—	—	—	—	48,097
United Kingdom(1)	122,307	1,409	—	—	—	—	123,716
Australia	—	—	5,157	—	—	—	5,157
Other	—	—	7,474	—	—	—	7,474
Total revenues from contracts with customers	290,823	184,497	29,719	1,828	45,991	(5,564)	547,294
Other revenues
Norway(1)	146,938	178,866	64,638	—	—	—	390,442
Brazil(1)	39,750	76,116	—	—	—	—	115,866
Canada	—	62,269	—	—	—	—	62,269
United Kingdom(1)	5,786	3,098	5,353	—	—	—	14,237
Australia	—	—	483	—	—	—	483
Other	—	37,845	13,674	—	—	—	51,519
Total other revenues	192,474	358,194	84,148	—	—	—	634,816
Total revenues	483,297	542,691	113,867	1,828	45,991	(5,564)	1,182,110
(1)Reference to Norway, the United Kingdom and Brazil are to income from activities occurring on the Norwegian, United Kingdom and Brazilian continental shelves respectively.
(2)    Includes revenues earned between segments of the Partnership, during the year ended December 31, 2020.

Year Ended December 31, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Segment	Total
Revenues from contracts with customers
Norway(1)	153,483	124,512	28,131	2,940	—	—	309,066
Brazil(1)	56,221	30,907	—	—	—	—	87,128
Netherlands	—	—	—	—	74,726	—	74,726
Canada	—	43,123	—	—	—	—	43,123
United Kingdom(1)	54,164	10,762	—	—	—	—	64,926
Australia	—	—	14,137	—	—	—	14,137
Other	—	—	8,015	—	—	7,972	15,987
Total revenues from contracts with customers	263,868	209,304	50,283	2,940	74,726	7,972	609,093
Other revenues
Norway(1)	136,186	156,065	67,533	—	—	—	359,784
Brazil(1)	64,903	86,220	—	—	—	—	151,123
Canada	—	54,053	—	—	—	—	54,053
United Kingdom(1)	12,639	25,172	5,681	—	—	—	43,492
Australia	—	—	3,276	—	—	—	3,276
Other	—	18,773	13,344	—	—	—	32,117
Total other revenues	213,728	340,283	89,834	—	—	—	643,845
Total revenues	477,596	549,587	140,117	2,940	74,726	7,972	1,252,938
(1)Reference to Norway, the United Kingdom and Brazil are to income from activities occurring on the Norwegian, United Kingdom and Brazilian continental shelves respectively.

For the year ended December 31, 2021, the Partnership recognized $nil of revenues relating to lease income from variable lease payments not dependent on an index or rate (December 31, 2020 - $0.1 million, December 31, 2019 - $1.8 million).
The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues during the periods presented:

(U.S. Dollars in millions, except percentages)	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Royal Dutch Shell Plc (1)	$349.2 or 30%	$319.4 or 27%	$311.3 or 25%
BP Plc (1)	$173.0 or 15%	$162.1 or 14%	—(3)
Equinor ASA (2)	$119.7 or 10%	$143.3 or 12%	$170.8 or 14%
(1)Shuttle tanker and FPSO segments.
(2)Shuttle tanker and FSO segments.
(3)Percentage of consolidated revenue was less than 10%.

Non-current Assets
The tables below summarize the Partnership's non-current assets by geography as at December 31, 2021 and 2020:

December 31, 2021	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Other	Total
Norway	482,441	1,171,584	135,029	58,368	—	8,690	1,856,112
Brazil	367,477	406,665	—	—	—	1,622	775,764
Netherlands	—	—	—	—	277,567	—	277,567
Canada	—	365,608	—	—	—	—	365,608
United Kingdom	31,204	38,402	—	—	—	—	69,606
Other	—	29,037	50,446	—	—	—	79,483
Total non-current assets(1)	881,122	2,011,296	185,475	58,368	277,567	10,312	3,424,140

December 31, 2020	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Other	Total
Norway	560,469	1,145,344	157,221	59,806	—	—	1,922,840
Brazil	443,559	385,621	—	—	—	—	829,180
Netherlands	—	—	—	—	288,823	—	288,823
Canada	—	357,237	—	—	—	—	357,237
United Kingdom	111,832	60,542	—	—	—	—	172,374
Other	—	32,353	56,490	—	—	—	88,843
Total non-current assets(1)	1,115,860	1,981,097	213,711	59,806	288,823	—	3,659,297
(1)Excludes financial instruments and deferred tax assets.